REPORTING SEGMENT AND GEOGRAPHIC INFORMATION - Net Sales and Long-Lived Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Revenues	$ 1,297	$ 183	$ 1,608
Germany
Segment Reporting Information [Line Items]
Revenues	801	0	0
Japan
Segment Reporting Information [Line Items]
Revenues	408	0	0
France
Segment Reporting Information [Line Items]
Revenues	60	11	1,398
United States
Segment Reporting Information [Line Items]
Revenues	$ 28	$ 172	$ 210
United States | Geographic Concentration Risk | Long-lived Tangible Assets
Segment Reporting Information [Line Items]
Percentage of long-lived assets	30.00%	22.00%
Israel | Geographic Concentration Risk | Long-lived Tangible Assets
Segment Reporting Information [Line Items]
Percentage of long-lived assets	17.00%	14.00%
United Kingdom | Geographic Concentration Risk | Long-lived Tangible Assets
Segment Reporting Information [Line Items]
Percentage of long-lived assets	53.00%	64.00%